Document and Entity Information	Apr. 28, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001311370
Document Type	8-K/A
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	Lazard Ltd
Entity Incorporation State Country Code	D0
Entity File Number	001-32492
Entity Tax Identification Number	98-0437848
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	441
Local Phone Number	295-1422
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	LAZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original Report”), initially filed by Lazard Ltd (the “Company”) earlier today on April 28, 2022. This Amendment is being filed solely to correct a clerical error in the press release, attached as Exhibit 99.1, announcing financial results for the Company’s first quarter ended March 31, 2022. Additional tables from the prior period were presented in the previously furnished press release that were not included in the actual press release. Except for the deletion of such additional tables as set forth in this Amendment, no other modifications have been made to the Original Report, but for ease of reference, this Amendment restates in its entirety the Original Report.